Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of benefit payments undere company's french retirement entity
The following assumed (undiscounted) benefit payments under the Company's French retirement indemnity are expected to be paid as follows, given the update assumptions.

2025	0
2026	0
2027	76
2028	71
2029	182
Years 2030 and thereafter	4,224

Disclosure of defined benefit plans [text block]
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2023 and 2024:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2023/12/31	2024/12/31
Salary growth rate - in 2024	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%
Discount rate (iboxx)	3.59%	3.20%

Disclosure of net defined benefit liability (asset) [text block]
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation
(in € thousands)
Defined benefit obligation as of January 01, 2023	782
Current service cost	137
Interest cost on benefit obligation	25
Past service costs	—
Actuarial losses / (gains) on obligation	51
Service paid to employees	(18)
Defined benefit obligation as of December 31, 2023	978
Current service cost	154
Interest cost on benefit obligation	35
Past service costs	—
Actuarial losses / (gains) on obligation	207
Service paid to employees	(33)
Defined benefit obligation as of December 31, 2024	1,341

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate:

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(36)
-	0.25%	37